CONTRACTUAL COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
CONTRACTUAL COMMITMENTS AND CONTINGENCIES	CONTRACTUAL COMMITMENTS AND CONTINGENCIES

	US Dollars
Figures in millions	2020	2019	2018

Capital commitments
Acquisition of tangible assets
Contracted for	120	161	99
Not contracted for	367	426	792
Authorised by the directors (1)	487	587	891
Allocated to:
Project capital
- within one year	216	288	446
- thereafter	71	162	308
	287	450	754
Stay-in-business capital
- within one year	200	117	125
- thereafter	—	20	12
	200	137	137
Share of underlying capital commitments of joint ventures included above	12	2	91
Purchase obligations (2)
Contracted for
- within one year	391	506	305
- thereafter	882	579	658
	1,273	1,085	963

(1) Includes nil (2019: $59m; 2018: $90m) relating to discontinued operations.

(2) Includes nil (2019: $8m; 2018: $25m) relating to discontinued operations.

Purchase obligations

Purchase obligations represent contractual obligations for the purchase of mining contract services, power, supplies, consumables, inventories, explosives and activated carbon.

To service these capital commitments, purchase obligations and other operational requirements, the group is dependent on existing cash resources, cash generated from operations and borrowing facilities.

Cash generated from operations is subject to operational, market and other risks. Distributions from operations may be subject to foreign investment, exchange control laws and regulations, and the quantity of foreign exchange available in offshore countries. In addition, distributions from joint ventures are subject to the relevant board approval.

The credit facilities and other finance arrangements contain financial covenants and other similar undertakings. To the extent that external borrowings are required, the group’s covenant performance indicates that existing financing facilities will be available to meet the commitments detailed above. To the extent that any of the financing facilities mature in the near future, the group believes that sufficient measures are in place to ensure that these facilities can be refinanced.

Contingencies

	US Dollars
Figures in millions	2020	2019	2018
Contingent liabilities
Litigation - Ghana(1)(2)	97	97	97
	97	97	97
Litigation claims

(1)Litigation - On 11 October 2011, AngloGold Ashanti (Ghana) Limited (AGAG) terminated Mining and Building Contractors Limited’s (MBC) underground development agreement, construction on bulkheads agreement and diamond drilling agreement at Obuasi mine. The parties reached agreement on the terms of the separation and concluded a separation agreement on 8 November 2012. On 20 February 2014, AGAG was served with a demand issued by MBC claiming a total of $97m. In December 2015, the proceedings were stayed in the High Court pending arbitration. In February 2016, MBC submitted the matter to arbitration. The arbitration panel was constituted and on 26 July 2019 held an arbitration management meeting to address initial procedural matters. On 1 May 2020, the Ghana Arbitration Centre notified the parties that the Tribunal has granted the Claimant’s request to adjourn the proceedings indefinitely to enable the parties to explore possible settlement.

(2)Litigation - AGAG received a summons on 2 April 2013 from Abdul Waliyu and 152 others in which the plaintiffs allege that they were or are residents of the Obuasi municipality or its suburbs and that their health has been adversely affected by emission and/or other environmental impacts arising in connection with the current and/or historical operations of the Pompora Treatment Plant (PTP), which was decommissioned in 2000. The plaintiffs’ alleged injuries include respiratory infections, skin diseases and certain cancers. The plaintiffs subsequently did not timely file their application for directions. On 24 February 2014, executive members of the PTP (AGAG) Smoke Effect Association (PASEA), sued AGAG by themselves and on behalf of their members (undisclosed number) on grounds similar to those discussed above, as well as economic hardships as a result of constant failure of their crops. This matter has been adjourned indefinitely. In view of the limitation of current information for the accurate estimation of a liability, no reliable estimate can be made for AGAG’s obligation in either matter.

Tax claims

For a discussion on tax claims and tax uncertainties refer to note 12.

Previously disclosed contingencies

Other

(3)Groundwater pollution - AngloGold Ashanti had previously identified groundwater contamination plumes at certain of its South African operations, which have occurred primarily as a result of seepage from mine residue stockpiles. Numerous scientific, technical and legal studies were undertaken to assist in determining the magnitude of the contamination and to find sustainable remediation solutions. The group instituted processes to reduce future potential seepage and it was demonstrated that Monitored Natural Attenuation (MNA) by the existing environment will contribute to improvements in some instances. Furthermore, literature reviews, field trials and base line modelling techniques suggested, but have not yet proven, that the use of phyto-technologies can address the soil and groundwater contamination. Upon completion of the sale of the remaining South African producing assets to Harmony Gold Company Limited (Harmony Gold) effective 30 September 2020, Harmony Gold became liable for the obligation.

(4)Deep groundwater pollution - The group had previously identified potential water ingress and future pollution risk posed by deep groundwater in certain underground mines in Africa. Various studies have been undertaken by AngloGold Ashanti since 1999 to understand this potential risk.  In South Africa, due to the interconnected nature of mining operations, any proposed solution needs to be a combined one supported by all the mines located in these gold fields. As a result, the South African Mineral and Petroleum Resources Development Act, No. 28 of 2002, as amended (MPRDA) requires that the affected mining companies develop a Regional Mine Closure Strategy to be approved by the Department of Mineral Resources and Energy. Upon completion of the sale of the remaining South African producing assets to Harmony Gold effective 30 September 2020, Harmony Gold became liable for the obligation of deep groundwater pollution pertaining to the South African assets. In view of current information, the group has concluded that the risk with regards to deep groundwater pollution with respect to other underground mine operations in Africa is considered to be remote.